Supplementary Financial Statements Information (Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Receivables from the Government of Israel:
Value added tax authorities	$ 312	$ 140
Prepaid expenses	167	80
Assets held for severance benefits		241
Other	13
Other current assets	$ 492	$ 461